Share-based payments - Summary of charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability for cash-settled plans (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	$ 237	$ 172	$ 144
Liability at the end of the year	7	5
Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	232	170	140
Liability at the end of the year	0	0
Cash-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	5	2	$ 4
Liability at the end of the year	$ 7	$ 5